Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2025
Investments accounted for using the equity method
Investments accounted for using the equity method

22. Investments accounted for using the equity method

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Associates(i)	610,178	222,513	164,143
Joint ventures(ii)	2,945,421	3,543,646	3,764,814
Total	3,555,599	3,766,159	3,928,957
(i)	Investments in associates accounted for using the equity method

The Group recorded proportionate share of losses of RMB140,324, RMB195,828 and RMB71,429 from associates in “Share of profit (loss) of equity method investees” in the consolidated income statements for the years ended December 31, 2023, 2024 and 2025, respectively.

During the years ended December 31, 2023, 2024 and 2025, the Group identified indications that investments in associates may be impaired with significant or prolonged declines in values of associates, mainly due to the adverse financial and business outlook of the associates. The Group carried out impairment assessment and determined the respective recoverable amount with reference to the higher of value in use and fair value less costs of disposal. During the years ended December 31, 2023, 2024 and 2025, an aggregate impairment loss of RMB46,245, RMB225,099 and nil had been recognized for associates with impairment indicators, and the majority of these associates’ recoverable amounts were determined using fair value less costs of disposal.

There were no individual material associates that are accounted for using the equity method as of December 31, 2023, 2024 and 2025. The Group summarizes the condensed financial information of the Group’s associates as a group below:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Results of operations:
Revenue	1,568,858	2,007,293	1,861,986
Gross profit (loss)	87,365	126,186	82,969
Income (loss) from operations	(467,524)	(547,783)	(556,563)
Net income (loss), net	(460,296)	(549,828)	(558,093)
Balance sheet data:
Current assets	2,381,117	3,383,907	2,327,552
Non-current assets	3,940,619	3,042,236	731,081
Current liabilities	2,042,425	1,971,865	1,099,554
Non-current liabilities	2,352,201	2,830,518	554,964

22. Investments accounted for using the equity method (Continued)

Aggregated amount of the Group’s share of profit (loss) of individually immaterial associates accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
– Loss from operations	(140,324)	(195,828)	(71,429)

(ii)	Investments in joint ventures accounted for using the equity method

The Group recorded proportionate share of income of RMB704,022, RMB439,263 and RMB345,344 from joint ventures in “Share of profit (loss) of equity method investees” in the consolidated income statements for the years ended December 31, 2023, 2024 and 2025, respectively.

There were no individually material joint ventures that are accounted for using the equity method as of December 31, 2023, 2024 and 2025. The Group summarizes the condensed financial information of the Group’s joint ventures as a group below:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Results of operations:
Revenue	10,175,124	6,986,969	7,739,466
Gross profit (loss)	2,647,368	1,770,236	1,307,840
Income (loss) from operations	1,380,078	1,417,091	721,032
Net income (loss), net	1,139,947	1,245,587	736,421
Balance sheet data:
Current assets	49,849,695	52,915,859	60,185,382
Non-current assets	2,858,838	2,389,016	3,969,949
Current liabilities	44,397,577	45,300,441	53,511,494
Non-current liabilities	265,831	368,764	729,244
Convertible redeemable preferred shares and non‑controlling interests	(9,482)	(6,413)	(6,533)

Aggregated amount of the Group’s share of profit (loss) of individually immaterial joint ventures accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
– Income from operations	704,022	439,263	345,344
– Other comprehensive loss	(4,454)	(3,434)	—
Total	699,568	435,829	345,344